Investments Investments - Loan-to-Value Ratios (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Middle market loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 112.1	$ 111.7
Middle market loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	59.8	90.6
Middle market loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	11.0	21.1
Middle market loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	6.4	0.0
Middle market loans | 80 to 100 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	17.2	0.0
Middle market loans | Greater than 100%
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	17.7	0.0
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	163.6	156.6
Commercial mortgage loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	14.9	0.0
Commercial mortgage loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	39.3	80.5
Commercial mortgage loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	99.5	35.5
Commercial mortgage loans | 71 to 80 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 9.9	$ 40.6